Accrued And Other Liabilities (Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
ACCRUED AND OTHER LIABILITIES [Abstract]
Gift cards	$ 104,378	$ 91,893
Payroll	77,585	77,238
Litigation reserves	39,500	0
Sales tax	19,622	18,613
Insurance	20,652	17,743
Property tax	14,209	14,119
Dividends	15,625	13,511
Other	36,446	36,348
Accrued liabilities	$ 328,017	$ 269,465